Income Taxes - Significant components of the Group's deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carry forwards	$ 4,370	$ 378
Credits and Incentives	1,174
Accruals and reserves	197
Property and equipment	(415)	(46)
Gross deferred tax assets	5,326	332
Valuation allowance	$ (5,326)	$ (332)